Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
20.	STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock. Common stockholders are entitled to one vote for each share held of record on all matters to be voted on by stockholders. Common stockholders have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock.

Common Stock Purchase Warrants

Common stock purchase warrants accounted for within equity are recorded at their initial fair value and reported in stockholders’ equity as increases to additional paid-in capital. Warrants reported as equity, rather than liabilities (i) may not be net-cash settled, (ii) the warrant contract limits the number of shares to be delivered in a net-share settlement and (iii) the Company has sufficient unissued common shares available to settle outstanding warrants. Subsequent changes in fair value from the warrants’ initial fair value are not recognized as long as the warrants continue to merit classification as equity.

At December 31, 2012, warrants to purchase 160,000 shares of the Company’s common stock issued in conjunction with the Subordinated Term Loan were outstanding (see Note 12). These warrants were amended again during 2013 in connection with the Senior Amendment described in Note 12. An additional amount of approximately $199,000 was added to debt discount and warrant liability during 2013 relating to (i) another decrease in the exercise price of the warrants to $0.01, (ii) an extension of the term of the warrants, and (iii) an increase to the number of shares of common stock that may be purchased upon exercise of the warrants to 455,514 shares of common stock that may be purchased. As of December 31, 2013, warrants to purchase 455,514 shares of the Company’s common stock issued relating to the Subordinated Term Loan were outstanding.

Warrants to purchase the Company’s common stock were outstanding as follows as of December 31, 2013:

Warrant Holder	Number of Shares Exercisable Under Warrant	Exercise Price	Expiration Date
US VC Partners, L.P.	6,153,850	$0.65	November 19, 2023
JFC Technologies LLC	73,009	0.01	November 19, 2023
Granite Creek FlexCap I, L.P.	267,950	0.01	November 19, 2023
Patriot Capital II, L.P.	187,564	0.01	November 19, 2023

Share-Based Compensation

On March 3, 2009, our Board of Directors adopted the Cyalume Technologies Holdings, Inc. 2009 Omnibus Securities and Incentive Plan (the “Plan”). The Plan was approved during our Annual Meeting of Stockholders on June 18, 2009. The purpose of the Plan is to benefit stockholders by assisting us in attracting, retaining and providing incentives to key management employees and non-employee directors of, and non-employee consultants to, Cyalume Technologies Holdings, Inc. and its subsidiaries, and to align the interests of such employees, non-employee directors and non-employee consultants with those of stockholders. Accordingly, the Plan provides for the granting of Distribution Equivalent Rights, Incentive Stock Options, Non-Qualified Stock Options, Performance Share Awards, Performance Unit Awards, Restricted Stock Awards, Stock Appreciation Rights, Tandem Stock Appreciation Rights, Unrestricted Stock Awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided herein. Under the Plan, we are authorized to issue up to 2.0 million shares of common stock, increased by the Board of Directors to 2.65 million in December 2012, which was approved by the stockholders at the 2013 Annual Meeting of Stockholders. As of December 31, 2013, 848,666 shares were available for future awards under the Plan. Awards under the Plan can impose various service periods and other terms upon the awardee; however, the maximum term of options or similar instruments granted under the Plan is ten years.

Share-based awards are also issued that are not under the Plan. In September 2012, the Company awarded options to purchase our common stock to our Chief Operating Officer as part of his employment compensation. These options were not awarded under the Plan. Also in September 2012, the Company awarded options to purchase our common stock to East Shore Ventures, LLC as part of compensation for Chief Executive Officer services provided by East Shore Ventures, LLC’s owner and employee. These options were also not awarded under the Plan. Because East Shore Ventures, LLC is not considered to be an employee under U.S. GAAP rules for accounting for share-based payments, the Company must estimate the fair value of these options every reporting period and adjust the related compensation cost accordingly. These two awards are included in the section titled “Stock Option and Warrant Awards” below.

During the years ended December 31, 2013 and 2012, total expense recorded for share-based compensation was approximately $773,000 and $503,000, respectively. The following presents how share-based expenses are included in our consolidated statements of comprehensive loss (in thousands):

	Year Ended December 31,
	2013	2012
Cost of revenues	$9	$12
Sales and marketing	44	(12)
General and administrative	621	387
Research and development	99	116
	$773	$503

The Company does not currently possess any treasury shares; therefore any issuance of stock for any share-based compensation award is expected to be from new shares.

Stock Option and Warrant Awards

The Black-Scholes pricing model is used to value all stock options and warrants awarded as share-based compensation. The expected term of the options and warrants awarded under share-based compensation arrangements individually is estimated based on the estimated term of the award, the exercise price of the award, the estimated risk-free interest rate over the award’s estimated term, estimated annual dividend yield, and the estimated volatility of the price of our common stock over the award’s estimated term. Risk-free interest rate assumptions are based on U.S. Treasury securities issued with maturities similar to the expected terms of the awards. In September 2012, the Company began estimating the future volatility of the price of our common stock using historical daily prices of our common stock; before September 2012, since our common stock had insufficient trading history to estimate future price volatility, volatility was using historical data of another public company operating in our industry.

The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2013	2012
Expected term (years)	5.0 – 6.5	5.0 – 6.5
Risk-free interest rate	1.10 – 1.70%	.73 – 1.43%
Estimated dividend yield	None	None
Volatility	126.71 – 130.08%	26.45 – 128.16%

Stock options and warrants awarded as of December 31, 2012 will generally vest in zero to 5 years. Options awarded to executive officers and other management typically are earned based on meeting Board-determined or CEO-determined performance goals unique to each award recipient and require continued employment over the vesting period. Options awarded to members of the Board of Directors typically vest on the grant date. Options and warrants awarded typically expire 10 years after the grant date.

Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2011	1,166	3.44
Granted (1)	1,708	1.60
Exercised (2)	(5)	3.65
Forfeited	(24)	3.71
Expired	(3)	3.80
Outstanding at December 31, 2012	2,842	2.33
Granted (3)	708	1.79
Exercised	0	-
Forfeited	(255)	2.02
Expired	(283)	3.78
Outstanding at December 31, 2013	3,012	2.09
Exercisable at December 31, 2013	1,321	$2.76

(1)	The weighted-average grant-date fair value of awards granted was $1.33.
(2)
The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.

(3)	The weighted-average grant-date fair value of awards granted was $1.61.

The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2013:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	2,212		8.30	$1.57	545		$1.69
2.01	4.00	675		6.18	3.34	668		3.33
4.01	6.00	125		6.94	4.61	108		4.61
		3,012	(1)	7.77	$2.09	1,321	(2)	$2.76

(1)	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013.
(2)
The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013. The weighted-average remaining contractual term for these options is 6.45 years as of December 31, 2013.

As of December 31, 2013, there was approximately $1,773,000 of unrecognized compensation cost related to nonvested option awards which is expected to be recognized over a weighted-average period of 3.68 years.

Restricted Stock

The Company values stock awards at the closing market price of the underlying shares on the trading day previous to the grant date, adjusted for expected forfeitures.

Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)		Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	277		3.88
Granted	29		2.66
Vested (1)	(129)		3.53
Forfeited	(141)		3.98
Outstanding at December 31, 2012	36	(3)	$3.76
Granted	0		-
Vested (2)	(36)		3.76
Forfeited	0		-
Outstanding at December 31, 2013	0		$-

(1)	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
(2)	The total fair value of restricted common stock awards that vested during 2013 was $45,000.
(3)	These stock awards vested upon fulfilling service conditions.

As of December 31, 2012, there was $52,000 of unrecognized compensation cost related to nonvested stock awards which was recognized in 2013.

Accumulated Other Comprehensive Loss

The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2013	2012
Foreign currency translation loss	$(218)	$(418)
Unrealized gain on cash flow hedges, net of taxes	0	(97)
	$(218)	$(515)

Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2011	$(170)
Unrealized gain on interest rate swaps, net of taxes of $(45)	73
Balance, December 31, 2012	(97)
Unrealized gain on cash flow hedges, net of taxes of $(59)	97
Balance, December 31, 2013	$0

Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2011	$(526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108
Balance, December 31, 2012	(418)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	200
Balance, December 31, 2013	$(218)